STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
STOCK OPTIONS AND WARRANTS

The following is a summary of warrant activity during the year ended December 31, 2015:

	Number of Warrant Shares	Weighted Average Exercise Price
Balance, December 31, 2014	104,167	$0.24

Warrants granted and assumed	6,265,286	0.73
Warrants expired	—	—
Warrants cancelled	(104,164)	0.24
Warrants exercised	—	—

Balance, December 31, 2015	6,265,286	$0.73

All warrants outstanding as of December 31, 2015 are exercisable.

See Note 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS and Note 9 – STOCKHOLDERS’ DEFICIT for additional details on issuance of warrants during the year ending December 31, 2015.